Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Projected cash flows forecast period	5 years
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	9.70%	10.90%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	11.80%	12.30%
Development Costs
Disclosure Of Intangible Assets [Line Items]
Development costs of assets	$ 205,000	$ 666,000